Investment in Associates and Joint Ventures (Tables)	3 Months Ended
Jan. 31, 2025
Charles Schwab Corporation [member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Summary of Condensed Financial Statements
The following tables represent the gross

amount of Schwab’s total assets, liabilities, net revenues,

net income available to common stockholders,

other
comprehensive income (loss), and comprehensive

income (loss).
Summarized Financial Information
(millions of Canadian dollars) As at
December 31 September 30
2024 2024
Total assets $ 690,710 $ 630,363
Total liabilities 621,077 566,502
(millions of Canadian dollars) For the three months ended
December 31 December 31
2024 2023
Total net revenues $ 7,455 $ 6,073
Total net income available to common stockholders 2,402 1,261
Total other comprehensive income (loss) (322) 3,570
Total comprehensive income (loss)

2,080

4,831